Fair Value Measurements - Schedule of Fair Value Hierarchy for Financial Liabilities Measured at Fair Value (Details) - Fair Value Measurement Recurring - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	$ 0	$ 15,247,000
Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities		11,456,000
Convertible Debentures Embedded Derivative Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities		3,791,000
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities		15,247,000
Level 3 | Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities		11,456,000
Level 3 | Convertible Debentures Embedded Derivative Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities		$ 3,791,000